Structured entities (Tables)	12 Months Ended
Dec. 31, 2020
33. Structured entities
Summary of interests in unconsolidated structured entities

The nature and extent of the Barclays Bank Group’s interests in structured entities is summarised below:

Summary of interests in unconsolidated structured entities
	Secured financing	Short-term traded interests	Traded derivatives	Other interests	Total
	£m	£m	£m	£m	£m
As at 31 December 2020
Assets
Trading portfolio assets	-	11,361	-	-	11,361
Financial assets at fair value through the income statement	56,265	-	-	2,780	59,045
Derivative financial instruments	-	-	2,968	-	2,968
Financial assets at fair value through other comprehensive income	-	-	-	153	153
Loans and advances at amortised cost	-	-	-	18,418	18,418
Reverse repurchase agreements and other similar secured lending	10	-	-	-	10
Other assets	-	-	-	11	11
Total assets	56,275	11,361	2,968	21,362	91,966
Liabilities
Derivative financial instruments	-	-	7,075	-	7,075

As at 31 December 2019
Assets
Trading portfolio assets	-	9,585	-	76	9,661
Financial assets at fair value through the income statement	32,859	-	-	2,500	35,359
Derivative financial instruments	-	-	2,369	-	2,369
Financial assets at fair value through other comprehensive income	-	-	-	391	391
Loans and advances at amortised cost	-	-	-	17,092	17,092
Reverse repurchase agreements and other similar secured lending	77	-	-	-	77
Other assets	-	-	-	22	22
Total assets	32,936	9,585	2,369	20,081	64,971
Liabilities
Derivative financial instruments	-	-	3,171	2,437	5,608

Other interests in unconsolidated structured entities

The Barclays Bank Group’s interests in structured entities not held for the purposes of short-term trading activities are set out below, summarised by the purpose of the entities and limited to significant categories, based on maximum exposure to loss.

Nature of interest
	Multi-seller conduit programmes	Lending	Other	Total
	£m	£m	£m	£m
As at 31 December 2020
Trading portfolio assets	-	-	-	-
Financial assets at fair value through the income statement	-	15	2,765	2,780
Financial assets at fair value through other comprehensive income	-	106	47	153
Loans and advances at amortised cost	5,146	12,475	797	18,418
Other assets	8	3	-	11
Total on-balance sheet exposures	5,154	12,599	3,609	21,362
Total off-balance sheet notional amounts	11,750	7,531	-	19,281
Maximum exposure to loss	16,904	20,130	3,609	40,643
Total assets of the entity	87,004	153,990	14,110	255,104

As at 31 December 2019
Trading portfolio assets	-	-	76	76
Financial assets at fair value through the income statement	-	-	2,500	2,500
Financial assets at fair value through other comprehensive income	-	-	391	391
Loans and advances at amortised cost	5,930	7,874	3,288	17,092
Other assets	17	4	1	22
Total on-balance sheet exposures	5,947	7,878	6,256	20,081
Total off-balance sheet notional amounts	8,649	3,732	1,621	14,002
Maximum exposure to loss	14,596	11,610	7,877	34,083
Total assets of the entity	78,716	139,210	16,139	234,065